Operating Lease (Details Textual)	12 Months Ended
Dec. 31, 2019
Operating Lease (Textual)
Lease, description	The remaining lease term of the Company's leases ranges from approximately 4 to 36 months. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.